FEDERALLY GUARANTEED LOAN (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2021	May 31, 2021	Apr. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Proceeds from loan	$ 12,000,000
Interest expense				$ 790,080	$ 413,402	$ 2,203,860	$ 1,205,342	$ 1,839,159	$ 1,283,570
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loan		$ 499,900	$ 370,900
Debt instrument term			30 years
Debt interest rate			3.75%
Accrued interest				35,846		35,846		65,247	44,233
Interest expense				$ 8,231	$ 8,230	$ 24,603	$ 24,602	$ 32,654	$ 44,233
Debt instrument description			The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in the first 12 months.